Costs, expenses and other operating results by nature - Costs and expenses by nature (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs, expenses and other operating results by nature
Raw materials and materials for use and consumption		R$ (129,898,055)	R$ (121,796,193)	R$ (114,657,376)
Personnel expenses		(2,863,673)	(2,591,309)	(2,335,738)
Freight and storage		(1,200,420)	(1,276,230)	(1,378,054)
Depreciation and amortization		(1,219,034)	(900,673)	(840,377)
Services provided by third parties		(947,407)	(794,155)	(662,542)
Purchase of electricity	[1]	(654,289)	(171,183)	0
Decarbonization obligation	[2]	(370,823)	(584,371)	(740,298)
Amortization of right-of-use assets		(367,129)	(312,060)	(305,900)
Advertising and marketing		(231,779)	(221,344)	(235,167)
Bonuses and commissions		(159,200)	(122,436)	(136,090)
Taxes and fees		(128,071)	(60,411)	(105,577)
Other expenses and income, net	[3]	616,538	232,741	(207,600)
Total		(137,423,342)	(128,597,624)	(121,604,719)
Classified as:
Cost of products and services sold		(133,010,699)	(123,811,893)	(116,730,469)
Selling and marketing		(2,517,894)	(2,499,547)	(2,253,226)
General and administrative		(2,249,413)	(1,872,092)	(2,018,159)
Other operating income (expenses), net	[3]	354,664	(414,092)	(602,865)
Total		R$ (137,423,342)	R$ (128,597,624)	R$ (121,604,719)

[1]	Refers to the purchase of electricity of subsidiary Ultragaz Comercializadora, acquired by Ultragaz in 2024. For further information, see Note 27.c.
[2]	Refers to the obligation established by the RenovaBio program to meet decarbonization targets for the gas and oil sector. The amounts are presented in Other operating income (expenses), net.
[3]	Include extemporaneous credits recognized in the year 2025 of R$ 672,572, see Note 7.